STATEMENT OF OPERATIONS (Parenthetical) - USD ($)				5 Months Ended
	Sep. 02, 2021	Jan. 07, 2021	Nov. 27, 2020	Dec. 31, 2020
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			16,377,622
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value				$ 146,170,277
Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0
Subsequent Event
Number of shares issued	37,200,000